Convertible Instruments Classified as Equity (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Dec. 31, 2022 £ / shares
Convertible Instruments Classified As Equity Abstract
Raised from issuance of convertible loan | $	$ 1,850,000
Short term instruments percentage		16.00%
Ordinary shares nominal price | £ / shares		£ 0.03